RESEARCH AND DEVELOPMENT EXPENSES, net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Research And Development Expenses Net [Line Items]
Research and development expenses, net	$ 17,419	$ 24,862	$ 32,969
Payroll and related expenses
Research And Development Expenses Net [Line Items]
Research and development expenses, gross	623	552	653
Professional services
Research And Development Expenses Net [Line Items]
Research and development expenses, gross	2,345	2,297	2,218
Share-based payments
Research And Development Expenses Net [Line Items]
Research and development expenses, gross	671	872	793
Clinical and pre-clinical trials
Research And Development Expenses Net [Line Items]
Research and development expenses, gross	12,840	20,373	27,940
Intellectual property development
Research And Development Expenses Net [Line Items]
Research and development expenses, gross	317	290	401
Other
Research And Development Expenses Net [Line Items]
Research and development expenses, gross	$ 623	$ 478	$ 964